Stock Based Compensation	3 Months Ended
Apr. 02, 2011
Stock Based Compensation [Abstract]
Stock Based Compensation
Stock Based Compensation
The Company records compensation expense using the applicable accounting guidance for share-based payments related to stock options, restricted stock, restricted stock units and performance share awards granted to directors and employees. Compensation expense for share-based awards is recorded straight line over the required service period, based on the fair value of the award.
Stock Options
Stock options to purchase the Company's common stock are granted to employees, upon approval by the Company's Board of Directors, with an exercise price equal to the fair market value of the stock on the date of grant. Options generally become exercisable in three years, in equal installments beginning one year from the date of grant, and generally expire 10 years from the date of grant. No stock options were granted in the first half of 2011 or 2010. Compensation expense associated with all outstanding stock option awards was $0.4 million and $0.7 million in the second quarters of 2011 and 2010, respectively, and $0.9 million and $1.3 million in the year-to-date periods of 2011 and 2010, respectively.
Stock option activity for 2011, under all of the Company's incentive plans, is summarized in the following table:

	Outstanding		Exercisable
Stock options	Shares subject to option	Weighted average exercise price per share	Shares subject to option exercisable at end of period	Weighted average exercise price per share
Balance at December 25, 2010	3,535,204	$27.43	2,591,135	$23.69
Granted	—	—
Expired / Forfeited	(2,484)	48.30
Exercised	(629,212)	22.17
Balance at July 2, 2011	2,903,508	$28.55	2,004,974	$24.08

The intrinsic value of options exercised totaled $4.4 million and $10.6 million, respectively, in the second quarters of 2011 and 2010 and $21.2 million and $12.9 million in the respective year-to-date periods.
Performance Awards, Restricted Stock and Restricted Stock Units
The Company also grants performance awards, restricted stock and restricted stock units to employees and directors. The Company has time-vested and performance-vested awards, which typically have initial vesting periods ranging from one to six years. Compensation expense associated with restricted stock and restricted stock units is equal to the market value of the Company's common stock on the date of grant, and for time-vested awards, is recorded straight-line over the required service period. For performance-vested awards, expense is recorded based on the probability of achieving the performance criteria over the required service period.
The Company granted 101,000 shares of time-vested restricted stock in January 2011 with a weighted average fair value of $56.67 per share that vest over a period of 3 years from the date of grant. In May 2011, the Company granted 18,707 time-vested restricted stock units with a fair value of $66.05 per share that vest over one year from date of grant. The Company also granted performance-vested awards totaling 73,975 shares under its performance share plan in February 2011. The Company's performance-vested awards, granted under its performance share plan, provide incentive opportunity based on the overall success of the Company, as reflected through cash flow and earnings per share achieved over a three year performance period. The program is based upon a pre-defined number of performance share units. Depending on achievement under the performance measures, the actual payout can be up to 150 percent of shares initially granted. In January 2010, the Company granted 6,255 shares of time-vested restricted stock with a fair value of $42.54 per share that vests over an average period of 2.6 years. In May 2010, the Company granted 24,180 time-vested restricted stock units with a fair value of $47.05 per share that vested over one year from date of grant. The Company also granted performance-vested awards totaling 61,400 shares under its performance share plan in February 2010.
For the second quarters of 2011 and 2010, compensation expense associated with all employee and director restricted stock and restricted stock unit awards outstanding, including performance shares, was $2.7 million and $1.9 million, respectively. Such expense was $5.8 million and $3.9 million for the year-to-date periods of 2011 and 2010, respectively.
Restricted stock, restricted stock unit, and performance share award activity for 2011 under all of the Company's incentive plans is summarized in the following table:

	Shares outstanding	Weighted average grant date fair value
Balance at December 25, 2010	987,739	$25.86
Granted	193,682	56.85
Performance share adjustments	7,048	54.76
Vested	(213,300)	23.14
Forfeited	(5,170)	35.38
Balance at July 2, 2011	969,999	$32.94

The fair value of performance awards, restricted stock and restricted stock units vested was $1.6 million and $2.2 million, respectively, in the second quarters of 2011 and 2010, and $11.2 million and $7.2 million in the respective year-to-date periods. As of July 2, 2011, total unrecognized stock based compensation expense related to all stock based awards was $22.9 million, which is expected to be recognized over a weighted average period of 26 months. The average remaining contractual life on outstanding and exercisable stock options was 6.1 years and 5.1 years, respectively.